Offsets	Sep. 23, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Euroseas Ltd.
Form or Filing Type	F-3
File Number	333-269066
Initial Filing Date	Dec. 29, 2022
Fee Offset Claimed	$ 52,753.46
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	(1)
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 400,000,000.00
Termination / Withdrawal Statement	(1) Euroseas Ltd. previously paid a registration fee of $46,648 with respect to securities that were previously registered under a registration statement on Form F-3 on September 27, 2011 (the 2011 F-3) (File No. 333-177014) that registered an aggregate of $400,000,000 of an indeterminate number of securities to be offered by Euroseas Ltd. from time to time. None of the $400,000,000 of securities registered under the 2011 F-3 were sold, and the full amount of the associated unused registration fee of $46,648 was subsequently applied to offset the registration fee payable in connection with the 2015 Registration Statement. In 2015, Euroseas filed a registration statement on Form F-3 filed on December 2, 2015 as amended on Form F-3/A filed on December 12, 2016 (File No. 333-208305) (the 2016 F-3) registering an aggregate of $400,000,000 of an indeterminate number of securities to be offered by Euroseas Ltd. from time to time. Pursuant to Rule 457(p) under the Securities Act, Euroseas Ltd. fully offset the registration fee of $41,397. In 2020, Euroseas filed a registration statement on Form F-3 filed on March 12, 2020 (File No. 333-237128) (the 2020 F-3) registering an aggregate of $400,000,000 of an indeterminate number of securities to be offered by Euroseas Ltd. from time to time. Pursuant to Rule 457(p) under the Securities Act, Euroseas Ltd. offset the registration fee of $52,588 by $43,706 representing the amount of the registration fee associated with unsold securities and paid a registration fee of $8,882. In 2022, out of the $400,000,000 securities registered in the 2020 F-3, $398,495,771 remained unsold. Euroseas Ltd. filed a registration statement on Form F-3 filed on December 29, 2022 (File No. 333-269066) (the 2022 F-3) registering an aggregate of $400,000,000 of an indeterminate number of securities to be offered by Euroseas Ltd. from time to time. In connection with the 2022 F-3, Euroseas Ltd. paid an additional $166. Of the $400,000,000 of securities registered on 2022 F-3, all of the securities remain unsold, leaving $52,753 in previously paid fees available for future offset. Pursuant to Rule 457(p) under the Securities Act, Euroseas Ltd. is offsetting the registration fee due under this registration statement by $52,753, which represents the portion of the registration fee previously paid with respect to $400,000,000 of unsold securities (the Unsold Offset Securities) previously registered on the prior registration statements. The offering of the Unsold Offset Securities pursuant to the prior registration statements associated with the claimed fee offset pursuant to Rule 457(p) has been completed or terminated. Accordingly, an additional registration fee of $2,486.54 is due to be paid at this time.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Euroseas Ltd.
Form or Filing Type	F-3
File Number	333-177014
Filing Date	Sep. 27, 2011
Fee Paid with Fee Offset Source	$ 46,440.00
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Euroseas Ltd.
Form or Filing Type	F-3
File Number	333-208305
Filing Date	Dec. 02, 2015
Fee Paid with Fee Offset Source	$ 0.00
Offset: 4
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Euroseas Ltd.
Form or Filing Type	F-3
File Number	333-237128
Filing Date	Mar. 12, 2020
Fee Paid with Fee Offset Source	$ 8,881.69
Offset: 5
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Euroseas Ltd.
Form or Filing Type	F-3
File Number	333-269066
Filing Date	Dec. 29, 2022
Fee Paid with Fee Offset Source	$ 165.77